Investment Strategy - SEI Ang Research Enhanced U.S. Large Cap ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Index (the "Underlying Index"), which is a rules-based equity index provided by STOXX Ltd. (the "Index Provider" or "STOXX"). The Fund uses a "passive" or indexing approach to try to achieve its investment objective. The Fund invests at least 80% of its total assets in the component securities of the Underlying Index. This 80% investment policy is non-fundamental and may be changed upon 60 days' prior written notice to shareholders.

The Underlying Index constituents are selected from the STOXX US Universal Index (the "Parent Index") and weighted using an optimization process that considers multiple investment factors (the "Factors") including Momentum, Quality, Cyclical Value and Enhanced Value. Each factor incorporates multiple underlying quantitative signals (the "Signals") designed to capture distinct characteristics associated with that Factor. The optimization process seeks to balance exposure to the Factors while managing overall portfolio characteristics such as risk, turnover, and diversification.

The Underlying Index also incorporates a proprietary factor weighting and timing framework that may adjust the relative emphasis on one or more Factors over time. This framework is designed to tilt exposure to a Factor that, based on quantitative measures, is believed to be better positioned relative to others under prevailing market conditions.

The Momentum Factor will be composed of scores assigned on the values of the following Signals: Price Medium Term Momentum, Low Short Interest, Hedge Fund Holdings, Idiosyncratic Medium Term Momentum, Analyst Revisions, and Economic Profit Momentum.

The Quality Factor will be composed of scores assigned on the values of the following Signals: Cash Flow to Assets, Return on Assets, Return on Equity, Sales to Assets, Sales to Enterprise Value, Gross Profits to Assets and Operating Accruals to Assets.

The Cyclical Value Factor will be composed of scores assigned on the values of the following Signals: Book-to-Price and Earnings Yield.

The Enhanced Value Factor incorporates the following Signals: Economic Profit Yield, Intangible Asset Ratio and Free Cash Flow Yield.

The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Trust and SIMC. The Index Provider determines the composition, including the Factors and Signals, and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index. From time to time, the Index Provider may make methodological changes to the Underlying Index, including but not limited to the Factors and Signals used, which may affect the Fund's investment strategy or performance. The Underlying Index is generally reviewed and rebalanced by STOXX on a quarterly basis in accordance with the index methodology. Because the Underlying Index uses an optimization process, dynamic factor weighting, and multiple constraints, its performance may differ from that of the Parent Index and from other factor-based indexes.

SIMC uses an index replication approach to try to achieve the Fund's investment objective. The Fund generally will attempt to invest in securities composing the Underlying Index in approximately the same proportions as they are represented in the Underlying Index. Unlike many investment companies that attempt to outperform a benchmark, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund's investment performance will depend on the tracking of the Underlying Index and the performance of the Underlying Index. The Fund's ability to track the performance of the Underlying Index will be affected by the size and timing of cash flows into and out of the Fund and the Fund's fees and expenses and it may not be possible or practicable to purchase all of the securities composing the Underlying Index or to hold them in the same weightings as they are represented in the Underlying Index. In those cases, the Fund may employ an index optimization technique to replicate the Underlying Index. To the extent the Fund uses an index optimization technique to replicate the Underlying Index, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing an index optimization technique to replicate the Underlying Index, it must invest at least 80% of its Assets in securities included in the Underlying Index. In seeking to track the performance of the Underlying Index, the Fund may invest in the following securities, not all of which may be constituents of the Underlying Index: common stocks, preferred stocks, depositary receipts, rights, warrants, ETFs, real estate investment trusts (REITs), and futures contracts. The Fund may use ETFs or futures contracts in lieu of investing directly in the securities making up the Underlying Index to obtain exposure to the equity markets, including during high volume periods of activity in the Fund, and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not represented in the Underlying Index, prior to or after their removal or addition to the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.